Other Receivables - Summary of Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Receivables from services and sales of other assets	$ 11	$ 5	$ 19
Tax credit and export rebates	44	349	142
Loans to third parties and balances with related parties	6	31	16
Collateral deposits	13	5	34
Prepaid expenses	33	41	88
Advances and loans to employees	3	5	4
Advances to suppliers and custom agents	84	165	150
Receivables with partners in JA and other agreements	155	178	142
Insurance receivables			1
Miscellaneous	32	30	21
Other current receivables before provision	381	809	617
Provision for other doubtful receivables		(1)	(1)
Net Other current receivables	381	808	616
Noncurrent
Receivables from services and sales of other assets		12	20
Tax credit and export rebates	83	152	148
Loans to third parties and balances with related parties	43	10	10
Prepaid expenses	18	23	9
Advances and loans to employees		1	1
Receivables with partners in JA and other agreements	8	16	10
Miscellaneous	7	6	7
Other non current receivables before provision	159	220	205
Provision for other doubtful receivables	(1)	(15)	(15)
Net other non current receivables	$ 158	$ 205	$ 190